DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	January 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (97.57%)
COMMUNICATION SERVICES – (14.39%)
Media & Entertainment – (14.39%)
Alphabet Inc., Class C *	13,826	$37,523,349
Meta Platforms, Inc., Class A *	54,510	17,075,803
	Total Communication Services	54,599,152
CONSUMER DISCRETIONARY – (11.26%)
Retailing – (11.26%)
Alibaba Group Holding Ltd., ADR (China)*	70,498	8,867,943
Amazon.com, Inc. *	7,397	22,127,904
JD.com, Inc., Class A, ADR (China)*	96,650	7,237,152
Naspers Ltd. - N (South Africa)	7,421	1,199,591
Prosus N.V., Class N (Netherlands)	30,003	2,496,125
Vroom, Inc. *	97,692	783,490
	Total Consumer Discretionary	42,712,205
FINANCIALS – (55.30%)
Banks – (23.91%)
Bank of America Corp.	186,460	8,603,264
Danske Bank A/S (Denmark)	244,843	4,752,705
DBS Group Holdings Ltd. (Singapore)	769,991	20,225,252
JPMorgan Chase & Co.	81,820	12,158,452
U.S. Bancorp	311,694	18,137,474
Wells Fargo & Co.	498,954	26,843,725
		90,720,872
Diversified Financials – (24.59%)
Capital Markets – (3.23%)
Bank of New York Mellon Corp.	206,524	12,238,612
Consumer Finance – (12.55%)
American Express Co.	44,143	7,937,794
Capital One Financial Corp.	270,328	39,665,228
		47,603,022
Diversified Financial Services – (8.81%)
Berkshire Hathaway Inc., Class B *	106,840	33,443,057
		93,284,691
Insurance – (6.80%)
Life & Health Insurance – (3.87%)
AIA Group Ltd. (Hong Kong)	627,820	6,554,321
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,023,090	8,119,058
		14,673,379
Property & Casualty Insurance – (2.93%)
Markel Corp. *	9,033	11,135,341
		25,808,720
	Total Financials	209,814,283
HEALTH CARE – (7.99%)
Health Care Equipment & Services – (4.84%)
Cigna Corp.	51,232	11,806,926
Quest Diagnostics Inc.	48,436	6,539,829
		18,346,755
Pharmaceuticals, Biotechnology & Life Sciences – (3.15%)
Viatris Inc.	798,439	11,952,632
	Total Health Care	30,299,387

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	January 31, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (7.16%)
Semiconductors & Semiconductor Equipment – (7.16%)
	Applied Materials, Inc.	82,755	$11,435,086
	Intel Corp.	322,202	15,729,901
		Total Information Technology	27,164,987
MATERIALS – (1.47%)
	Teck Resources Ltd., Class B (Canada)	180,482	5,571,479
		Total Materials	5,571,479
	TOTAL COMMON STOCK – (Identified cost $253,760,247)		370,161,493
SHORT-TERM INVESTMENTS – (1.73%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 02/01/22, dated 01/31/22, repurchase value of $3,531,005 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/01/22-05/15/61, total market value $3,601,620)	$3,531,000	3,531,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 02/01/22, dated 01/31/22, repurchase value of $3,023,004 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.50%-3.00%, 01/01/31-01/01/52, total market value $3,083,460)	3,023,000	3,023,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,554,000)		6,554,000
	Total Investments – (99.30%) – (Identified cost $260,314,247)		376,715,493
	Other Assets Less Liabilities – (0.70%)		2,658,745
	Net Assets – (100.00%)		$379,374,238

ADR: American Depositary Receipt

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	January 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (98.21%)
FINANCIALS – (98.21%)
Banks – (44.70%)
Banks – (43.15%)
Bank of America Corp.	210,285	$9,702,550
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	127,031	4,655,686
Danske Bank A/S (Denmark)	340,478	6,609,098
DBS Group Holdings Ltd. (Singapore)	330,686	8,686,086
DNB Bank ASA (Norway)	304,403	7,244,850
JPMorgan Chase & Co.	53,854	8,002,704
M&T Bank Corp.	21,565	3,652,680
Metro Bank PLC (United Kingdom)*	295,258	387,457
PNC Financial Services Group, Inc.	46,310	9,539,397
Truist Financial Corp.	28,518	1,791,501
U.S. Bancorp	237,843	13,840,084
Wells Fargo & Co.	227,134	12,219,809
		86,331,902
Thrifts & Mortgage Finance – (1.55%)
Rocket Companies, Inc., Class A	245,608	3,104,485
		89,436,387
Diversified Financials – (33.12%)
Capital Markets – (13.51%)
Bank of New York Mellon Corp.	155,461	9,212,619
Charles Schwab Corp.	90,131	7,904,489
Julius Baer Group Ltd. (Switzerland)	118,799	7,763,476
State Street Corp.	22,638	2,139,291
		27,019,875
Consumer Finance – (13.15%)
American Express Co.	47,108	8,470,960
Capital One Financial Corp.	121,555	17,835,765
		26,306,725
Diversified Financial Services – (6.46%)
Berkshire Hathaway Inc., Class B *	41,287	12,923,657
		66,250,257
Insurance – (20.39%)
Life & Health Insurance – (1.29%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	326,500	2,591,045
Property & Casualty Insurance – (14.99%)
Chubb Ltd.	64,916	12,806,628
Loews Corp.	131,675	7,855,731
Markel Corp. *	7,567	9,328,144
		29,990,503
Reinsurance – (4.11%)
Alleghany Corp. *	8,421	5,591,544
Everest Re Group, Ltd.	6,676	1,891,978
Greenlight Capital Re, Ltd., Class A *	101,438	734,411
		8,217,933
		40,799,481
	Total Financials	196,486,125
TOTAL COMMON STOCK – (Identified cost $149,565,834)		196,486,125

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	January 31, 2022 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (1.75%)
StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 02/01/22, dated 01/31/22, repurchase value of $1,889,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/01/22-05/15/61, total market value $1,926,780)	$1,889,000	$1,889,000
Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 02/01/22, dated 01/31/22, repurchase value of $1,618,002 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.50%-3.00%, 01/01/31-01/01/52, total market value $1,650,360)	1,618,000	1,618,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,507,000)		3,507,000
Total Investments – (99.96%) – (Identified cost $153,072,834)		199,993,125
Other Assets Less Liabilities – (0.04%)		76,931
	Net Assets – (100.00%)	$200,070,056

* Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	January 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (98.72%)
COMMUNICATION SERVICES – (15.13%)
Media & Entertainment – (15.13%)
Alphabet Inc., Class C *	5,650	$15,333,930
Baidu, Inc., Class A, ADR (China)*	39,511	6,311,487
IAC/InterActiveCorp *	35,491	4,845,941
iQIYI, Inc., Class A, ADR (China)*	275,309	1,123,261
Liberty Media Corp., Liberty Formula One, Series A *	75,781	4,152,799
Liberty Media Corp., Liberty Formula One, Series C *	100,756	6,068,534
Meta Platforms, Inc., Class A *	42,099	13,187,933
Vimeo, Inc. *	58,702	859,984
	Total Communication Services	51,883,869
CONSUMER DISCRETIONARY – (21.62%)
Retailing – (21.62%)
Alibaba Group Holding Ltd., ADR (China)*	113,982	14,337,796
Amazon.com, Inc. *	3,567	10,670,574
Coupang, Inc., Class A (South Korea)*	155,070	3,228,557
JD.com, Inc., Class A, ADR (China)*	211,039	15,802,600
Meituan, Class B (China)*	353,340	10,541,667
Naspers Ltd. - N (South Africa)	23,108	3,735,364
Prosus N.V., Class N (Netherlands)	171,366	14,256,942
Vroom, Inc. *	196,764	1,578,047
	Total Consumer Discretionary	74,151,547
CONSUMER STAPLES – (0.94%)
Food, Beverage & Tobacco – (0.94%)
Darling Ingredients Inc. *	50,753	3,236,519
	Total Consumer Staples	3,236,519
FINANCIALS – (42.33%)
Banks – (23.17%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	156,490	5,735,359
Danske Bank A/S (Denmark)	974,417	18,914,636
DBS Group Holdings Ltd. (Singapore)	848,736	22,293,636
DNB Bank ASA (Norway)	213,288	5,076,295
Metro Bank PLC (United Kingdom)*	576,961	757,126
Wells Fargo & Co.	495,717	26,669,575
		79,446,627
Diversified Financials – (11.57%)
Capital Markets – (3.12%)
Julius Baer Group Ltd. (Switzerland)	120,462	7,872,153
Noah Holdings Ltd., Class A, ADS (China)*	90,382	2,837,091
		10,709,244
Consumer Finance – (2.99%)
Capital One Financial Corp.	69,800	10,241,754
Diversified Financial Services – (5.46%)
Berkshire Hathaway Inc., Class B *	59,806	18,720,474
		39,671,472
Insurance – (7.59%)
Life & Health Insurance – (7.59%)
AIA Group Ltd. (Hong Kong)	1,141,990	11,922,159

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	January 31, 2022 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Life & Health Insurance – (Continued)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,778,275	$14,112,070
		26,034,229
	Total Financials	145,152,328
HEALTH CARE – (6.09%)
Health Care Equipment & Services – (3.15%)
Cigna Corp.	46,828	10,791,981
Pharmaceuticals, Biotechnology & Life Sciences – (2.94%)
Viatris Inc.	673,578	10,083,463
	Total Health Care	20,875,444
INDUSTRIALS – (0.19%)
Transportation – (0.19%)
DiDi Global Inc., Class A, ADS (China)*	178,264	643,533
	Total Industrials	643,533
INFORMATION TECHNOLOGY – (11.40%)
Semiconductors & Semiconductor Equipment – (5.74%)
Applied Materials, Inc.	54,259	7,497,509
Intel Corp.	249,376	12,174,536
		19,672,045
Software & Services – (0.46%)
Clear Secure, Inc., Class A *	63,788	1,574,925
Technology Hardware & Equipment – (5.20%)
Hollysys Automation Technologies Ltd. (China)*	613,067	8,098,615
Samsung Electronics Co., Ltd. (South Korea)	156,585	9,739,443
		17,838,058
	Total Information Technology	39,085,028
MATERIALS – (1.02%)
Teck Resources Ltd., Class B (Canada)	113,130	3,492,323
	Total Materials	3,492,323
TOTAL COMMON STOCK – (Identified cost $290,104,713)		338,520,591
SHORT-TERM INVESTMENTS – (1.33%)
StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 02/01/22, dated 01/31/22, repurchase value of $2,465,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/01/22-05/15/61, total market value $2,514,300)	$2,465,000	2,465,000
Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 02/01/22, dated 01/31/22, repurchase value of $2,111,003 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.78%-3.00%, 01/26/27-01/01/52, total market value $2,153,220)	2,111,000	2,111,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,576,000)		4,576,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	January 31, 2022 (Unaudited)

	Total Investments – (100.05%) – (Identified cost $294,680,713)	$343,096,591
	Liabilities Less Other Assets – (0.05%)	(172,384)
	Net Assets – (100.00%)	$342,924,207

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	January 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (97.52%)
COMMUNICATION SERVICES – (4.82%)
Media & Entertainment – (4.82%)
Baidu, Inc., Class A, ADR (China)*	43,728	$6,985,111
iQIYI, Inc., Class A, ADR (China)*	351,019	1,432,157
	Total Communication Services	8,417,268
CONSUMER DISCRETIONARY – (27.53%)
Consumer Durables & Apparel – (2.37%)
Fila Holdings Corp. (South Korea)	167,915	4,148,386
Consumer Services – (0.73%)
Trip.com Group Ltd., ADR (China)*	47,781	1,271,452
Retailing – (24.43%)
Alibaba Group Holding Ltd., ADR (China)*	67,812	8,530,072
Coupang, Inc., Class A (South Korea)*	105,800	2,202,756
JD.com, Inc., Class A, ADR (China)*	132,958	9,955,895
Meituan, Class B (China)*	292,870	8,737,584
Naspers Ltd. - N (South Africa)	35,333	5,711,512
Prosus N.V., Class N (Netherlands)	90,217	7,505,681
		42,643,500
	Total Consumer Discretionary	48,063,338
FINANCIALS – (41.19%)
Banks – (24.67%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	269,145	9,864,164
Danske Bank A/S (Denmark)	553,186	10,738,023
DBS Group Holdings Ltd. (Singapore)	512,290	13,456,254
DNB Bank ASA (Norway)	359,452	8,555,027
Metro Bank PLC (United Kingdom)*	350,718	460,235
		43,073,703
Diversified Financials – (7.06%)
Capital Markets – (7.06%)
Julius Baer Group Ltd. (Switzerland)	153,977	10,062,347
Noah Holdings Ltd., Class A, ADS (China)*	71,872	2,256,062
		12,318,409
Insurance – (9.46%)
Life & Health Insurance – (9.46%)
AIA Group Ltd. (Hong Kong)	785,690	8,202,455
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,046,846	8,307,581
		16,510,036
	Total Financials	71,902,148
HEALTH CARE – (3.29%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.29%)
Novartis AG, ADR (Switzerland)	31,771	2,761,218
Roche Holding AG - Genusschein (Switzerland)	7,724	2,989,181
	Total Health Care	5,750,399
INDUSTRIALS – (8.27%)
Capital Goods – (8.00%)
Brenntag SE (Germany)	32,281	2,765,715
Ferguson PLC (United Kingdom)	37,898	5,960,992
Schneider Electric SE (France)	30,911	5,236,179
		13,962,886

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	January 31, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (0.27%)
	DiDi Global Inc., Class A, ADS (China)*	132,310	$477,639
		Total Industrials	14,440,525
INFORMATION TECHNOLOGY – (10.38%)
Semiconductors & Semiconductor Equipment – (2.49%)
	Tokyo Electron Ltd. (Japan)	8,900	4,353,283
Technology Hardware & Equipment – (7.89%)
	Hollysys Automation Technologies Ltd. (China)*	365,522	4,828,546
	Samsung Electronics Co., Ltd. (South Korea)	143,782	8,943,108
			13,771,654
		Total Information Technology	18,124,937
MATERIALS – (2.04%)
	Teck Resources Ltd., Class B (Canada)	115,330	3,560,237
		Total Materials	3,560,237
	TOTAL COMMON STOCK – (Identified cost $160,154,085)		170,258,852
SHORT-TERM INVESTMENTS – (2.68%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 02/01/22, dated 01/31/22, repurchase value of $2,520,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/01/22-05/15/61, total market value $2,570,400)	$2,520,000	2,520,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 02/01/22, dated 01/31/22, repurchase value of $2,158,003 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.50%-3.00%, 01/01/31-01/01/52, total market value $2,201,160)	2,158,000	2,158,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,678,000)		4,678,000
	Total Investments – (100.20%) – (Identified cost $164,832,085)		174,936,852
	Liabilities Less Other Assets – (0.20%)		(356,428)
	Net Assets – (100.00%)		$174,580,424

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments
January 31, 2022 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments – (Continued)
January 31, 2022 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2022 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$54,599,152	$–	$51,883,869	$8,417,268
Consumer Discretionary	39,016,489	–	45,617,574	21,960,175
Consumer Staples	–	–	3,236,519	–
Financials	170,162,947	163,204,113	64,204,253	12,120,226
Health Care	30,299,387	–	20,875,444	2,761,218
Industrials	–	–	643,533	477,639
Information Technology	27,164,987	–	29,345,585	4,828,546
Materials	5,571,479	–	3,492,323	3,560,237
Total Level 1	326,814,441	163,204,113	219,299,100	54,125,309
Level 2 – Other Significant Observable Inputs:
Common Stock*:
Consumer Discretionary	3,695,716	–	28,533,973	26,103,163
Financials	39,651,336	33,282,012	80,948,075	59,781,922
Health Care	–	–	–	2,989,181
Industrials	–	–	–	13,962,886
Information Technology	–	–	9,739,443	13,296,391
Short-Term Investments	6,554,000	3,507,000	4,576,000	4,678,000
Total Level 2	49,901,052	36,789,012	123,797,491	120,811,543
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$376,715,493	$199,993,125	$343,096,591	$174,936,852

*Includes certain securities trading primarily outside the U.S. whose value the Funds adjusted as a result of significant market movements following the close of local trading.

Federal Income Taxes

At January 31, 2022, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Unrealized appreciation	$124,086,714	$50,697,230	$78,538,978	$31,992,955
Unrealized depreciation	(7,945,454)	(4,269,029)	(32,430,515)	(25,060,919)
Net unrealized appreciation	$116,141,260	$46,428,201	$46,108,463	$6,932,036
Aggregate cost	$260,574,233	$153,564,924	$296,988,128	$168,004,816